Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of investments in associates and joint ventures

	2025			2024
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted (Group)	14	—	14	14	—	14

	2025			2024
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted (Parent)	12	—	12	12	—	12

Summarised financial information, equity accounted associates and joint ventures	Summarised financial information for the Barclays Bank Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Barclays Bank Group’s share of the net income of the investees for the year ended 31
December 2025, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates			Joint ventures
	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m
(Loss)/Profit from continuing operations	—	—	(4)	—	—	—
Other comprehensive income	—	—	—	—	—	—
Total comprehensive (loss)/income from continuing operations	—	—	(4)	—	—	—